Members' Equity And Corporate Reorganization	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Members' Equity and Corporate Reorganization
8. Members’ Equity and Corporate Reorganization
On April 30, 2021, the Company completed the Reorganization. As part of the Reorganization each issued and outstanding capital unit of ReForm Biologics, LLC as of the date of the Reorganization was exchanged for shares of convertible preferred stock and previously outstanding incentive units of ReForm Biologics, LLC were cancelled. The financial statements as of and for the year ended December 31, 2021, reflect the exchange of capital units to convertible preferred stock.
The following summarizes the activity of Capital Units for the year ended December 31, 2021:

	Class A1 Capital Units		Class B1 Capital Units		Class B1-A Capital Units		Total Capital Units
	Units	Amount	Units	Amount	Units	Amount	Units	Amount

Balance as of December 31, 2020	8,811,088	$9,289,298	514,932	$1,329,024	102,986	$62,718	9,429,006	$10,681,040
Conversion of capital units into convertible preferred stock	(8,811,088)	(9,289,298)	(514,932)	(1,329,024)	(102,986)	(62,718)	(9,429,006)	(10,681,040)

Balance as of December 31, 2021	—	$—	—	$—	—	$—	—	$—

The following summarizes the activity of Capital Units for the year ended December 31,
2020:

	Class A1 Capital Units		Class B1 Capital Units		Class B1-A Capital Units		Total Capital Units
	Units	Amount	Units	Amount	Units	Amount	Units	Amount

Balance as of January 1, 2020	8,748,276	$9,118,198	—	$—	—	$—	8,748,276	$9,118,198
Issuance of capital units, net of issuance costs of $50,068	62,812	171,100	514,932	1,329,024	102,986	62,718	680,730	1,562,842

Balance as of December 31, 2020	8,811,088	$9,289,298	514,932	$1,329,024	102,986	$62,718	9,429,006	$10,681,040

During 2020, the Company issued an aggregate of 62,812 Class A Capital Units in exchange for services rendered in the amount of $171 thousand. Additionally, during 2020 the Company issued 514,932 Class B1 Capital Units and 102,986
Class B1-A
Capital Units in exchange for gross cash proceeds of $1.4 million. The proceeds were allocated to the B1 and
B1-A
Capital Units utilizing a relative fair value basis.